GENERAL BUSINESS DESCRIPTION (Details)	12 Months Ended					12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2013 EEP	Dec. 31, 2012 EEP	Dec. 31, 2011 EEP	Dec. 31, 2013 Sponsored Investments Alliance Pipeline Canada joint venture	Dec. 31, 2013 Sponsored Investments The fund	Dec. 31, 2012 Sponsored Investments The fund	Dec. 31, 2013 Sponsored Investments United States segment of the Alberta Clipper Project	Dec. 31, 2012 Sponsored Investments United States segment of the Alberta Clipper Project	Dec. 31, 2013 Sponsored Investments EEP	Dec. 31, 2012 Sponsored Investments EEP
General business description
Number of operating segments	5
GENERAL BUSINESS DESCRIPTION
Ownership interest (as a percent)		20.60%	21.80%	23.00%						20.60%	21.80%
Percentage of investment								66.70%	66.70%
Economic interest (as a percent)						67.30%	67.70%
Interest (as a percent)					50.00%